STATEMENTS OF CONSOLIDATED INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Utility revenues	$ 7,202	$ 6,199	$ 5,636
Non-utility revenues	362	78	63
Total	7,564	6,277	5,699
Expenses:
Utility natural gas, fuel and purchased power	1,762	1,464	1,160
Non-utility cost of revenues, including natural gas	257	40	33
Operation and maintenance	2,775	2,271	2,094
Depreciation and amortization	1,225	1,230	1,020
Taxes other than income taxes	474	404	389
Goodwill impairment	48	0	0
Total	6,493	5,409	4,696
Operating Income	1,071	868	1,003
Other Income (Expense):
Gain (loss) on marketable securities	282	(22)	7
Gain (loss) on indexed debt securities	(292)	(232)	49
Interest expense and other finance charges	(528)	(361)	(313)
Interest expense on Securitization Bonds	(39)	(59)	(77)
Equity in earnings of unconsolidated affiliates, net	230	307	265
Interest Income, Other	17	24	0
Interest Income on Transition and System Restoration Bonds	5	4	2
Other income (expense), net	28	22	(6)
Total	(297)	(317)	(73)
Income (Loss) From Continuing Operations Before Income Taxes	774	551	930
Income tax expense (benefit)	92	155	(778)
Income (loss) from continuing operations	682	396	1,708
Income (Loss) from discontinued operations (net of tax expense (benefit) of $46, ($9), and $49, respectively)	109	(28)	84
Net Income	791	368	1,792
Preferred stock dividend requirement	117	35	0
Income Available to Common Shareholders	$ 674	$ 333	$ 1,792
Earnings Per Share, Basic [Abstract]
Basic earnings per common share - continuing operations	$ 1.12	$ 0.80	$ 3.96
Basic earnings (loss) per common share - discontinued operations	0.22	(0.06)	0.20
Basic Earnings Per Common Share	1.34	0.74	4.16
Diluted earnings per common share - continuing operations	1.12	0.80	3.94
Diluted earnings (loss) per common share - discontinued operations	0.21	(0.06)	0.19
Diluted Earnings Per Common Share	$ 1.33	$ 0.74	$ 4.13
Weighted Average Common Shares Outstanding, Basic	502,050,000	448,829,000	430,964,000
Weighted Average Common Shares Outstanding, Diluted	505,157,000	452,465,000	434,308,000
CenterPoint Energy Houston Electric, LLC
Revenues:
Total	$ 2,990	$ 3,234	$ 2,998
Expenses:
Operation and maintenance	1,477	1,452	1,402
Depreciation and amortization	648	917	724
Taxes other than income taxes	247	240	235
Total	2,372	2,609	2,361
Operating Income	618	625	637
Other Income (Expense):
Interest expense and other finance charges	(164)	(138)	(128)
Interest expense on Securitization Bonds	(39)	(59)	(77)
Other income (expense), net	21	(3)	(8)
Total	(182)	(200)	(213)
Income (Loss) From Continuing Operations Before Income Taxes	436	425	424
Income tax expense (benefit)	80	89	(9)
Net Income	356	336	433
CenterPoint Energy Resources Corp.
Revenues:
Utility revenues	2,951	2,967	2,639
Non-utility revenues	67	64	49
Total	3,018	3,031	2,688
Expenses:
Utility natural gas, fuel and purchased power	1,391	1,464	1,160
Non-utility cost of revenues, including natural gas	39	40	33
Operation and maintenance	824	833	752
Depreciation and amortization	293	280	263
Taxes other than income taxes	161	155	146
Goodwill impairment	48	0	0
Total	2,708	2,772	2,354
Operating Income	310	259	334
Other Income (Expense):
Interest expense and other finance charges	(116)	(122)	(123)
Equity in earnings of unconsolidated affiliates, net	0	(184)	(265)
Interest Income, Other	5	1	0
Other income (expense), net	(13)	(9)	(25)
Total	(124)	(130)	(148)
Income (Loss) From Continuing Operations Before Income Taxes	186	129	186
Income tax expense (benefit)	(3)	31	(314)
Income (loss) from continuing operations	189	98	500
Income (Loss) from discontinued operations (net of tax expense (benefit) of $46, ($9), and $49, respectively)	23	110	245
Net Income	212	208	745
Series B Preferred Stock [Member]
Other Income (Expense):
Preferred stock dividend requirement	$ 0	$ 0	$ 0